Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2022, 2023 and 2024.

	Millions of yen
	2022	2023	2024
Goods or services category
Sales of goods	¥340,697	¥299,901	¥266,390
Real estate sales	94,700	92,668	107,524
Asset management and servicing	244,887	239,232	244,508
Automobile related services	76,772	82,428	88,325
Facilities operation	32,163	56,231	76,087
Environment and energy services	156,327	209,649	158,075
Real estate management and brokerage	100,304	98,593	99,843
Real estate contract work	92,999	120,379	152,022
Other	107,249	104,284	107,191

Total revenues from contracts with customers	1,246,098	1,303,365	1,299,965
Other revenues *	5,904	19,355	38,959

Total sales of goods and real estate and services income	¥1,252,002	¥1,322,720	¥1,338,924

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2022, 2023 and 2024.

	Millions of yen
	2022	2023	2024
Goods or services category
Costs of goods sold	¥302,948	¥254,407	¥179,799
Costs of real estate sold	78,171	78,602	88,828
Asset management and servicing	56,810	52,918	58,376
Automobile related services	47,952	52,260	56,880
Facilities operation	46,515	57,143	65,979
Environment and energy services	122,426	166,821	109,923
Real estate management and brokerage	89,457	87,459	88,973
Real estate contract work	81,704	105,492	132,656
Other	50,246	49,034	47,314

Total expenses of costs of goods and real estate sold and services expenses	¥876,229	¥904,136	¥828,728

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2023 and 2024.

	Millions of yen
	March 31, 2023	March 31, 2024
Trade Notes, Accounts and Other Receivable	¥223,635	¥207,970
Contract assets (Included in Other Assets)	13,403	17,051
Contract liabilities (Included in Other Liabilities)	34,338	32,828